Earnings per share (EPS) - Schedule of earnings per share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Basic EPS
Basic earnings from continuing operations	£ 1,640	£ 1,273	£ 1,499
Basic earnings from discontinued operations	0	(9)	12
Basic total earnings	£ 1,640	£ 1,264	£ 1,511
Basic EPS (continuing) (in GBP per share)	£ 0.466	£ 0.368	£ 0.443
Basic EPS (discontinuing) (in GBP per share)	0	(0.003)	0.003
Total basic earnings per share (in GBP per share)	£ 0.466	£ 0.365	£ 0.446
Weighted average number of shares – basic (in shares)	3,523	3,461	3,386
Diluted EPS
Diluted earnings from continuing operations	£ 1,640	£ 1,273	£ 1,499
Diluted earnings from discontinued operations	0	(9)	12
Diluted total earnings	£ 1,640	£ 1,264	£ 1,511
Diluted EPS (continuing) (in GBP per share)	£ 0.463	£ 0.366	£ 0.441
Diluted EPS (discontinuing) (in GBP per share)	0	(0.003)	0.003
Diluted EPS (in GBP per share)	£ 0.463	£ 0.363	£ 0.444
Weighted average number of shares – diluted (in shares)	3,540	3,478	3,401
Reconciliation of basic to diluted average number of shares
Weighted average number of shares – basic (in shares)	3,523	3,461	3,386
Effect of dilutive potential ordinary shares – employee share plans (in shares)	17	17	15
Weighted average number of shares – diluted (in shares)	3,540	3,478	3,401
Before exceptional items and remeasurements
Basic EPS
Basic earnings from continuing operations	£ 1,633	£ 1,912	£ 1,998
Basic earnings from discontinued operations	0	5	57
Basic total earnings	£ 1,633	£ 1,917	£ 2,055
Basic EPS (continuing) (in GBP per share)	£ 0.464	£ 0.552	£ 0.590
Basic EPS (discontinuing) (in GBP per share)	0	0.002	0.017
Total basic earnings per share (in GBP per share)	£ 0.464	£ 0.554	£ 0.607
Diluted EPS
Diluted earnings from continuing operations	£ 1,633	£ 1,912	£ 1,998
Diluted earnings from discontinued operations	0	5	57
Diluted total earnings	£ 1,633	£ 1,917	£ 2,055
Diluted EPS (continuing) (in GBP per share)	£ 0.461	£ 0.550	£ 0.588
Diluted EPS (discontinuing) (in GBP per share)	0	0.001	0.017
Diluted EPS (in GBP per share)	£ 0.461	£ 0.551	£ 0.605
Exceptional items and remeasurements
Basic EPS
Basic earnings from continuing operations	£ 7	£ (639)	£ (499)
Basic earnings from discontinued operations	0	(14)	(45)
Basic total earnings	£ 7	£ (653)	£ (544)
Basic EPS (continuing) (in GBP per share)	£ 0.002	£ (0.184)	£ (0.147)
Basic EPS (discontinuing) (in GBP per share)	0	(0.005)	(0.014)
Total basic earnings per share (in GBP per share)	£ 0.002	£ (0.189)	£ (0.161)
Diluted EPS
Diluted earnings from continuing operations	£ 7	£ (639)	£ (499)
Diluted earnings from discontinued operations	0	(14)	(45)
Diluted total earnings	£ 7	£ (653)	£ (544)
Diluted EPS (continuing) (in GBP per share)	£ 0.002	£ (0.184)	£ (0.147)
Diluted EPS (discontinuing) (in GBP per share)	0	(0.004)	(0.014)
Diluted EPS (in GBP per share)	£ 0.002	£ (0.188)	£ (0.161)